Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.95%
Advertising–1.04%
Trade Desk, Inc. (The), Class A(b)	300,924	$23,517,211
Aerospace & Defense–3.39%
Curtiss-Wright Corp.	209,089	40,904,081
Howmet Aerospace, Inc.	766,903	35,469,264
		76,373,345
Application Software–5.40%
Manhattan Associates, Inc.(b)	193,875	38,321,332
Synopsys, Inc.(b)	99,414	45,628,044
Tyler Technologies, Inc.(b)	97,705	37,727,809
		121,677,185
Asset Management & Custody Banks–0.93%
Federated Hermes, Inc., Class B	615,184	20,836,282
Automotive Parts & Equipment–3.30%
Aptiv PLC(b)	359,418	35,435,021
Mobileye Global, Inc., Class A (Israel)(b)(c)	280,895	11,671,187
Visteon Corp.(b)	197,416	27,257,227
		74,363,435
Casinos & Gaming–0.94%
Boyd Gaming Corp.	348,890	21,222,979
Communications Equipment–1.60%
Motorola Solutions, Inc.	132,208	35,992,306
Construction & Engineering–0.89%
Valmont Industries, Inc.	83,463	20,048,647
Construction Machinery & Heavy Transportation Equipment– 1.08%
Allison Transmission Holdings, Inc.	413,032	24,393,670
Construction Materials–1.87%
Summit Materials, Inc., Class A(b)	601,469	18,729,745
Vulcan Materials Co.	115,831	23,400,178
		42,129,923
Consumer Staples Merchandise Retail–1.37%
BJ’s Wholesale Club Holdings, Inc.(b)	433,473	30,936,968
Distillers & Vintners–1.12%
Constellation Brands, Inc., Class A	100,278	25,202,870
Distributors–1.26%
LKQ Corp.	575,187	28,477,508
Diversified Financial Services–1.32%
Equitable Holdings, Inc.	1,048,335	29,762,231
Electric Utilities–1.28%
American Electric Power Co., Inc.	381,590	28,703,200
Electrical Components & Equipment–4.55%
Generac Holdings, Inc.(b)	113,670	12,385,483
Hubbell, Inc.	116,095	36,385,334
Shares		Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp.	127,238	$18,179,765
Rockwell Automation, Inc.	124,562	35,608,539
		102,559,121
Electronic Equipment & Instruments–0.96%
Keysight Technologies, Inc.(b)	164,106	21,712,865
Environmental & Facilities Services–1.85%
Republic Services, Inc.	292,307	41,656,670
Fertilizers & Agricultural Chemicals–1.08%
Mosaic Co. (The)	682,897	24,311,133
Financial Exchanges & Data–1.40%
Cboe Global Markets, Inc.	202,080	31,566,917
Footwear–0.86%
Deckers Outdoor Corp.(b)	37,524	19,290,713
Health Care Equipment–3.75%
Baxter International, Inc.	438,632	16,553,972
DexCom, Inc.(b)	253,513	23,652,763
GE HealthCare Technologies, Inc.	212,443	14,454,622
Zimmer Biomet Holdings, Inc.	264,788	29,714,509
		84,375,866
Health Care Facilities–3.35%
Acadia Healthcare Co., Inc.(b)(c)	353,904	24,882,990
Encompass Health Corp.	354,708	23,822,189
Tenet Healthcare Corp.(b)	405,432	26,713,915
		75,419,094
Health Care Supplies–1.12%
Cooper Cos., Inc. (The)	79,190	25,183,212
Homebuilding–2.62%
D.R. Horton, Inc.	279,358	30,022,604
TopBuild Corp.(b)	115,121	28,964,444
		58,987,048
Hotels, Resorts & Cruise Lines–1.32%
Choice Hotels International, Inc.	243,094	29,781,446
Household Products–1.23%
Church & Dwight Co., Inc.	302,862	27,751,245
Human Resource & Employment Services–3.15%
ASGN, Inc.(b)	292,976	23,930,279
Korn Ferry	509,479	24,169,684
Paylocity Holding Corp.(b)	126,300	22,948,710
		71,048,673
Industrial Machinery & Supplies & Components–3.70%
Lincoln Electric Holdings, Inc.	143,553	26,096,500
Parker-Hannifin Corp.	73,854	28,767,610
Xylem, Inc.	313,762	28,561,755
		83,425,865

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial REITs–0.97%
First Industrial Realty Trust, Inc.	459,955	$21,889,258
Insurance Brokers–1.77%
Arthur J. Gallagher & Co.	175,113	39,913,506
Interactive Home Entertainment–1.35%
Electronic Arts, Inc.	252,172	30,361,509
Interactive Media & Services–1.29%
Pinterest, Inc., Class A(b)	1,076,702	29,103,255
Internet Services & Infrastructure–1.02%
MongoDB, Inc.(b)	66,524	23,007,991
Investment Banking & Brokerage–1.65%
Raymond James Financial, Inc.	369,758	37,134,796
IT Consulting & Other Services–1.04%
Amdocs Ltd.	277,056	23,408,461
Life Sciences Tools & Services–0.68%
Illumina, Inc.(b)	110,762	15,205,407
Managed Health Care–0.69%
Molina Healthcare, Inc.(b)	47,302	15,509,853
Metal, Glass & Plastic Containers–2.13%
Crown Holdings, Inc.(c)	270,008	23,890,308
Silgan Holdings, Inc.(c)	560,885	24,179,752
		48,070,060
Multi-line Insurance–1.27%
Hartford Financial Services Group, Inc. (The)	402,013	28,506,742
Multi-Utilities–2.94%
CMS Energy Corp.	597,189	31,716,708
WEC Energy Group, Inc.	429,458	34,592,842
		66,309,550
Oil & Gas Exploration & Production–4.13%
APA Corp.	821,456	33,761,842
Chesapeake Energy Corp.(c)	334,319	28,828,327
Marathon Oil Corp.	1,138,265	30,448,589
		93,038,758
Oil & Gas Storage & Transportation–1.10%
Cheniere Energy, Inc.	148,692	24,676,924
Other Specialized REITs–1.03%
Lamar Advertising Co., Class A(c)	276,824	23,106,499
Other Specialty Retail–0.99%
Tractor Supply Co.(c)	109,436	22,220,980
Packaged Foods & Meats–0.75%
Lamb Weston Holdings, Inc.	182,391	16,863,872
Regional Banks–4.23%
Columbia Banking System, Inc.	611,055	12,404,416
M&T Bank Corp.	278,259	35,185,851
Webster Financial Corp.	723,830	29,177,587
Wintrust Financial Corp.	246,268	18,593,234
		95,361,088
Shares		Value
Research & Consulting Services–2.45%
CACI International, Inc., Class A(b)	98,835	$31,027,272
TransUnion	334,917	24,043,691
		55,070,963
Restaurants–0.88%
Yum! Brands, Inc.	159,389	19,914,062
Retail REITs–1.20%
Kimco Realty Corp.	1,538,354	27,059,647
Semiconductor Materials & Equipment–2.10%
KLA Corp.	64,912	29,772,538
MKS Instruments, Inc.	201,552	17,442,310
		47,214,848
Semiconductors–1.11%
Marvell Technology, Inc.	461,937	25,004,650
Single-Family Residential REITs–1.38%
American Homes 4 Rent, Class A	924,360	31,141,688
Soft Drinks & Non-alcoholic Beverages–1.10%
Celsius Holdings, Inc.(b)(c)	81,332	13,956,571
Coca-Cola Consolidated, Inc.	16,953	10,787,533
		24,744,104
Specialty Chemicals–0.81%
PPG Industries, Inc.	140,316	18,213,017
Systems Software–0.55%
Gitlab, Inc., Class A(b)	271,519	12,278,089
Telecom Tower REITs–0.61%
SBA Communications Corp., Class A(c)	69,122	13,836,151
Total Common Stocks & Other Equity Interests (Cost $1,870,957,219)		2,228,873,356
Money Market Funds–0.65%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	5,109,655	5,109,655
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	3,648,561	3,649,291
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	5,839,605	5,839,605
Total Money Market Funds (Cost $14,598,186)		14,598,551
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $1,885,555,405)		2,243,471,907
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.10%
Invesco Private Government Fund, 5.30%(d)(e)(f)	32,168,891	32,168,891
Invesco Private Prime Fund, 5.51%(d)(e)(f)	82,720,002	82,720,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,891,721)		114,888,893
TOTAL INVESTMENTS IN SECURITIES–104.70% (Cost $2,000,447,126)		2,358,360,800
OTHER ASSETS LESS LIABILITIES—(4.70)%		(105,934,706)
NET ASSETS–100.00%		$2,252,426,094
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,887,964	$118,233,512	$(117,011,821)	$-	$-	$5,109,655	$296,195
Invesco Liquid Assets Portfolio, Institutional Class	2,777,233	84,452,509	(83,577,741)	365	(3,075)	3,649,291	199,504
Invesco Treasury Portfolio, Institutional Class	4,443,388	135,124,013	(133,727,796)	-	-	5,839,605	312,682
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,445,618	375,920,268	(380,196,995)	-	-	32,168,891	1,058,217*
Invesco Private Prime Fund	93,717,304	713,013,923	(723,996,398)	(9,665)	(5,162)	82,720,002	2,877,576*
Total	$141,271,507	$1,426,744,225	$(1,438,510,751)	$(9,300)	$(8,237)	$129,487,444	$4,744,174

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,228,873,356	$—	$—	$2,228,873,356
Money Market Funds	14,598,551	114,888,893	—	129,487,444
Total Investments	$2,243,471,907	$114,888,893	$—	$2,358,360,800
Invesco Main Street Mid Cap Fund®